Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,015,019)	$ (770,673)		$ (1,070,738)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	13,033	0		0
Stock-based compensation	104,000	114,000		262,000
Bad debt expense				25,000
Amortization of debt discount	51,691	38,942		7,016
(Gain) loss on change in fair value of derivative liabilities	0	(12,211)		33,310
Gain on settlement of accounts payable				(120,250)
Write off of option contract associated with oil and gas properties				85,500
Asset retirement obligation expense	1,836	0		56
Default interest added to note payable				50,000
Changes in operating assets and liabilities:
Joint interest billing receivable	(0)	7,890		(0)
Prepaid expenses and other current assets	(3,855)	(1,250)		(18,750)
Accounts payable	439,091	111,332		235,596
Accounts payable-related party	55,885	(13,085)		108,100
Interest payable	32,936	17,863		46,268
Net cash used in operating activities	(296,850)	(522,972)		(356,892)
Cash flows from investing activities:
Cash paid for purchase of equipment	10,074	(0)		(0)
Acquisition of oil and gas property	145,558	756,298		(0)
Deposits for purchase of oil and gas properties				(95,791)
Net cash used in investing activities	(155,632)	(756,298)		(95,791)
Cash flows from financing activities:
Proceeds from advances, related parties	130,381	110,235		427,900
Repayment of advances, related parties				(0)
Proceeds from convertible credit line, related party	239,841	0		20,000
Payments on convertible credit line payable - related party				0
Proceeds from senior secured convertible notes payable, related party	0	499,996		0
Proceeds from the sale of common stock				5,000
Net cash provided by financing activities	370,222	2,371,801		452,900
Net change in cash and cash equivalents	(82,260)	1,092,531		217
Cash and cash equivalents, at beginning of period	95,362	217	$ 217	0
Cash and cash equivalents, at end of period	13,102	1,092,748	95,362	217
Supplemental disclosures of cash flow information:
Cash paid for interest	16,210	23,596		27,834
Cash paid for income taxes	0	0		0
Supplemental disclosure of non-cash investing and financing activities:
Expenses paid on behalf of the Company by related party				19,150
Oil and gas payments made by related party on behalf of the Company				65,500
Shares issued for the settlement of accounts payable, related party	354,260	0
Debt discount on senior secured convertible notes payable – related party and convertible credit line payable – related party	0	208,476		15,362
Extinguishment of derivative liability				0
Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Supplemental disclosure of non-cash investing and financing activities:
Advances and other liabilities converted to senior secured convertible notes payable, related party	0	819,963		0
Settlement of Liabilities [Member]
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for the settlement of accounts payable, related party				451,678
Previously Reported [Member]
Cash flows from operating activities:
Net loss			(1,582,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			4,188
Stock-based compensation			308,720
Bad debt expense			0
Amortization of debt discount			99,346
(Gain) loss on change in fair value of derivative liabilities			(171,712)
Gain on settlement of accounts payable			0
Write off of option contract associated with oil and gas properties			0
Asset retirement obligation expense			0
Default interest added to note payable			0
Changes in operating assets and liabilities:
Joint interest billing receivable			31,492
Prepaid expenses and other current assets			(57,940)
Accounts payable			19,917
Accounts payable-related party			(13,085)
Interest payable			(39,207)
Net cash used in operating activities			(1,463,814)
Cash flows from investing activities:
Cash paid for purchase of equipment			72,566
Acquisition of oil and gas property			1,314,883
Deposits for purchase of oil and gas properties			0
Net cash used in investing activities			(1,387,449)
Cash flows from financing activities:
Proceeds from advances, related parties			120,236
Repayment of advances, related parties			10,000
Proceeds from convertible credit line, related party			0
Payments on convertible credit line payable - related party			(168,328)
Proceeds from senior secured convertible notes payable, related party			500,000
Proceeds from the sale of common stock			2,504,500
Net cash provided by financing activities			2,946,408
Net change in cash and cash equivalents			95,145
Cash and cash equivalents, at beginning of period	$ 95,362	$ 217	217
Cash and cash equivalents, at end of period			95,362	$ 217
Supplemental disclosures of cash flow information:
Cash paid for interest			133,826
Cash paid for income taxes			0
Supplemental disclosure of non-cash investing and financing activities:
Expenses paid on behalf of the Company by related party			0
Oil and gas payments made by related party on behalf of the Company			0
Debt discount on senior secured convertible notes payable – related party and convertible credit line payable – related party			208,476
Extinguishment of derivative liability			181,805
Previously Reported [Member] | Related Party Advances and Promissory Note Converted into 7.25% Note [Member]
Supplemental disclosure of non-cash investing and financing activities:
Advances and other liabilities converted to senior secured convertible notes payable, related party			819,956
Previously Reported [Member] | Settlement of Liabilities [Member]
Supplemental disclosure of non-cash investing and financing activities:
Shares issued for the settlement of accounts payable, related party			$ 0